UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-07695)

The Hennessy Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)

800-966-4354
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2008

Date of reporting period: July 31, 2008

Item 1. Schedule of Investments.

Schedule of Investments
July 31, 2008
Hennessy Focus 30 Fund (Unaudited)
				% of
		Shares	Value	Net Assets
COMMON STOCKS - 95.08%
Consumer Discretionary - 8.17%
Dick's Sporting Goods, Inc. (a)		247,800	$4,348,890	1.62%
Tupperware Corp.		236,400	9,219,600	3.43%
Warnaco Group, Inc. (a)		199,400	8,364,830	3.12%
			21,933,320	8.17%
Consumer Staples - 3.03%
Corn Products International, Inc.		175,200	8,148,552	3.03%
Energy - 3.66%
Oil States International, Inc. (a)		179,100	9,829,008	3.66%
Health Care - 5.13%
Parexel International Corp. (a)		371,400	10,856,022	4.04%
WellCare Health Plans, Inc. (a)		74,300	2,922,219	1.09%
			13,778,241	5.13%
Industrials - 27.16%
Alliant Techsystems, Inc. (a)		75,600	7,483,644	2.79%
Barnes Group, Inc.		239,700	5,414,823	2.02%
Esterline Technologies Corp. (a)		155,000	7,560,900	2.81%
Flowserve Corp.		106,200	14,160,708	5.27%
Goodrich Corp.		120,400	5,916,456	2.20%
Harsco Corp.		138,700	7,503,670	2.79%
Oshkosh Truck Corp.		135,800	2,449,832	0.91%
SPX Corp.		88,900	11,270,742	4.20%
Triumph Group, Inc.		103,300	5,470,768	2.04%
URS Corp. (a)		136,600	5,726,272	2.13%
			72,957,815	27.16%
Information Technology - 8.13%
Anixter International, Inc. (a)		99,100	6,741,773	2.51%
Arrow Electronics, Inc. (a)		198,000	6,379,560	2.38%
Hewitt Associates, Inc. (a)		236,300	8,707,655	3.24%
			21,828,988	8.13%
Materials - 39.80%
Airgas, Inc.		154,600	8,855,488	3.30%
AK Steel Holding Corp.		169,900	10,788,650	4.02%
Alpha Natural Resources, Inc. (a)		322,100	31,871,795	11.87%
Brush Engineered Materials, Inc. (a)		150,400	3,599,072	1.34%
Lubrizol Corp.		121,100	6,030,780	2.25%
Nalco Holding Company		274,900	6,460,150	2.40%
Owens-Illinois, Inc. (a)		192,600	8,135,424	3.03%
Schnitzer Steel Industries, Inc.		118,400	10,684,416	3.98%
Terra Industries, Inc.		247,900	13,386,600	4.98%
WR Grace & Co. (a)		274,600	7,076,442	2.63%
			106,888,817	39.80%
TOTAL COMMON STOCKS (Cost $244,446,549)			$255,364,741	95.08%
WARRANTS - 0.00%
Lantronix Inc. Ω
Expiration: February 2011		158	0	0.00%
TOTAL WARRANTS (Cost $0)			$0	0.00%
		Principal		% of
		Amount	Value	Net Assets
SHORT TERM INVESTMENTS - 3.77%
Variable Rate Demand Notes# - 3.77%
American Family Financial Services, Inc.
1.7635%		$10,144,231	$10,144,231	3.77%
Total Variable Rate Demand Notes (Cost $10,144,231)			10,144,231	3.77%
TOTAL SHORT TERM INVESTMENTS (Cost $10,144,231)			$10,144,231	3.77%
Total Investments (Cost $254,590,780) - 98.85%			$265,508,972	98.85%
Other Assets in Excess of Liabilities - 1.15%			3,078,330	1.15%
TOTAL NET ASSETS - 100.00%			$268,587,302	100.00%

Percentages are stated as a percent of net assets.

(a)	Non Income Producing
#	Variable rate demand notes are considered short-term obligations and are payable on demand.
Interest rates change periodically on specified dates. The rates listed are as of July 31, 2008.
Ω	Security is fair valued.

The cost basis of investments for federal income tax purposes at July 31, 2008 was as follows*:

	Cost of investments	$254,856,200
Gross unrealized appreciation		39,268,515
Gross unrealized depreciation		(28,615,743)
	Net unrealized depreciation	$10,652,772

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Schedule of Investments
July 31, 2008
Hennessy Cornerstone Growth Fund (Unaudited)
				% of
		Shares	Value	Net Assets
COMMON STOCKS - 98.76%
Consumer Discretionary - 1.39%
Sony Corp. - ADR (b)		198,200	$7,466,194	1.39%
Consumer Staples - 13.09%
Archer-Daniels-Midland Co.		250,900	7,183,267	1.34%
Bunge Ltd. (b)		88,000	8,704,960	1.63%
Coca-Cola Femsa S.A. de CV - ADR (b)		235,300	13,357,981	2.49%
Costco Wholesale Corp.		160,100	10,035,068	1.87%
Fresh Del Monte Produce, Inc. (a)(b)		322,200	6,791,976	1.27%
Pepsi Bottling Group, Inc.		268,800	7,486,080	1.40%
PepsiAmericas, Inc.		336,300	7,960,221	1.49%
Pricesmart, Inc.		364,600	8,549,870	1.60%
			70,069,423	13.09%
Energy - 5.84%
Bristow Group, Inc. (a)		198,100	8,912,519	1.66%
Enbridge, Inc. (b)		281,300	12,343,444	2.31%
Total S.A. - ADR (b)		130,600	9,990,900	1.87%
			31,246,863	5.84%
Financials - 5.90%
AON Corp.		245,800	11,257,640	2.10%
Assurant, Inc.		167,900	10,094,148	1.89%
Fairfax Financial Holdings Ltd. (b)		40,000	10,240,000	1.91%
			31,591,788	5.90%
Health Care - 18.07%
Aetna, Inc.		189,000	7,750,890	1.45%
Alliance Imaging, Inc. (a)		1,147,300	10,876,404	2.03%
Cigna Corp.		198,700	7,355,874	1.37%
Express Scripts, Inc. (a)		152,400	10,750,296	2.01%
Humana, Inc. (a)		131,500	5,774,165	1.08%
McKesson Corp.		166,000	9,294,340	1.74%
Medco Health Solutions, Inc. (a)		212,800	10,550,624	1.97%
Molina Healthcare, Inc. (a)		286,500	8,549,160	1.60%
MWI Veterinary Supply, Inc. (a)		272,800	9,558,912	1.79%
RehabCare Group, Inc. (a)		460,700	7,629,192	1.42%
Sun Healthcare Group, Inc. (a)		603,400	8,622,586	1.61%
			96,712,443	18.07%
Industrials - 24.60%
AGCO Corp. (a)		172,900	10,348,065	1.93%
Azz, Inc. (a)		322,500	14,760,825	2.76%
CBIZ, Inc. (a)		1,218,600	9,980,334	1.86%
Chicago Bridge & Iron Co. N.V. (b)		209,100	6,852,207	1.28%
Dyncorp International, Inc. (a)		445,100	7,005,874	1.31%
EnerSys (a)		403,600	13,028,208	2.43%
Flowserve Corp.		123,400	16,454,156	3.07%
Jacobs Engineering Group, Inc. (a)		123,600	9,559,224	1.79%
L-3 Communications Holdings, Inc.		104,700	10,332,843	1.93%
Siemens AG - ADR (b)		77,700	9,431,226	1.76%
Stanley, Inc. (a)		336,900	10,521,387	1.97%
Teledyne Technologies, Inc. (a)		213,600	13,435,440	2.51%
			131,709,789	24.60%
Information Technology - 1.25%
LG Display Co. Ltd. - ADR (a)(b)		451,400	6,707,804	1.25%
Nortel Networks Corp. (a)(b)		6	46	0.00%
			6,707,850	1.25%
Materials - 19.84%
Alpha Natural Resources, Inc. (a)		385,200	38,115,540	7.12%
BASF AG - ADR (b)		150,900	9,641,378	1.80%
LSB Industries, Inc. (a)		452,900	9,995,503	1.86%
Massey Energy Co.		338,200	25,111,350	4.69%
Owens-Illinois, Inc. (a)		244,200	10,315,008	1.93%
Steel Dynamics, Inc.		412,100	13,055,328	2.44%
			106,234,107	19.84%
Telecommunication Services - 3.53%
EMS Technologies, Inc. (a)		404,700	8,381,337	1.57%
Tele Norte Leste Participacoes SA (b)		444,300	10,489,923	1.96%
			18,871,260	3.53%

Utilities - 5.25%
Constellation Energy Group, Inc.		105,700	8,790,012	1.64%
Northwest Natural Gas Co.		223,500	10,113,375	1.89%
RWE AG - ADR (b)		76,600	9,187,174	1.72%
			28,090,561	5.25%
TOTAL COMMON STOCKS (Cost $529,235,034)			$528,700,278	98.76%
		Principal		% of
		Amount	Value	Net Assets
SHORT TERM INVESTMENTS - 1.41%
Variable Rate Demand Notes# - 1.41%
American Family Financial Services, Inc.
1.7635%		$7,573,408	$7,573,408	1.41%
Total Variable Rate Demand Notes (Cost $7,573,408)			7,573,408	1.41%
TOTAL SHORT TERM INVESTMENTS (Cost $7,573,408)			$7,573,408	1.41%
Total Investments (Cost $536,808,442) - 100.17%			$536,273,686	100.17%
Liabilities in Excess of Other Assets - (0.17)%			(923,054)	(0.17)%
TOTAL NET ASSETS - 100.00%			$535,350,632	100.00%

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a) Non Income Producing
(b) Foreign Issued Security
#	Variable rate demand notes are considered short-term obligations and are payable on demand.
Interest rates change periodically on specified dates. The rates listed are as of July 31, 2008.

The cost basis of investments for federal income tax purposes at July 31, 2008 was as follows*:

Cost of investments		$537,180,865
	Gross unrealized appreciation	67,851,506
	Gross unrealized depreciation	(68,758,685)
Net unrealized depreciation		$(907,179)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Schedule of Investments
July 31, 2008
Hennessy Cornerstone Value Fund (Unaudited)
				% of
		Shares	Value	Net Assets
COMMON STOCKS - 98.71%
Consumer Discretionary - 8.87%
Carnival Corp. (b)		77,000	$2,844,380	2.15%
CBS Corp.		132,600	2,169,336	1.64%
Gannett Co, Inc.		98,200	1,779,384	1.34%
General Motors Corp.		130,700	1,446,849	1.09%
Mattel, Inc.		175,400	3,516,770	2.65%
			11,756,719	8.87%
Consumer Staples - 6.78%
Altria Group, Inc.		45,100	917,785	0.69%
Diageo PLC - ADR (b)		40,500	2,850,390	2.15%
Philip Morris International, Inc. (a)		45,100	2,329,415	1.76%
Reynolds American, Inc.		51,800	2,891,994	2.18%
			8,989,584	6.78%
Energy - 10.12%
BP PLC - ADR (b)		46,700	2,869,248	2.16%
ENI SpA - ADR (b)		49,100	3,309,340	2.50%
Enterprise Products Partners LP		112,500	3,346,875	2.52%
Sasol Ltd. - ADR (b)		73,700	3,901,678	2.94%
			13,427,141	10.12%
Financials - 36.16%
Aegon NV - ADR (b)		200,300	2,339,504	1.76%
Allied Irish Banks PLC - ADR (b)		77,100	1,935,981	1.46%
Bank of America Corp.		146,644	4,824,588	3.64%
Barclays PLC - ADR (b)		81,400	2,214,080	1.67%
BB&T Corp.		106,100	2,972,922	2.24%
CIT Group, Inc.		140,100	1,188,048	0.90%
Citigroup, Inc.		112,900	2,110,101	1.59%
HSBC Holdings PLC - ADR (b)		41,100	3,391,161	2.56%
ING Groep NV - ADR (b)		89,900	2,937,033	2.21%
KeyCorp		152,900	1,613,095	1.21%
Kookmin Bank - ADR (a)(b)		48,300	2,769,522	2.09%
Lloyds TSB Group PLC - ADR (b)		90,800	2,133,800	1.61%
Marshall & Ilsley Corp.		122,600	1,863,520	1.41%
National City Corp.		208,600	986,678	0.74%
PNC Financial Services Group		53,500	3,814,015	2.88%
Regions Financial Corp.		144,400	1,368,912	1.03%
US Bancorp		106,100	3,247,721	2.45%
Wachovia Corp.		88,800	1,533,576	1.16%
Washington Mutual, Inc.		228,800	1,219,504	0.92%
Wells Fargo & Co.		115,300	3,490,131	2.63%
			47,953,892	36.16%
Health Care - 6.38%
Bristol-Myers Squibb Co.		123,500	2,608,320	1.97%
GlaxoSmithKline PLC - ADR (b)		65,400	3,045,024	2.30%
Pfizer, Inc.		150,100	2,802,367	2.11%
			8,455,711	6.38%
Industrials - 4.19%
Masco Corp.		157,800	2,602,122	1.96%
Pitney Bowes, Inc.		93,300	2,956,677	2.23%
			5,558,799	4.19%
Information Technology - 2.59%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR		361,011	3,429,605	2.59%
Materials - 6.65%
The Dow Chemical Co.		80,400	2,678,124	2.02%
EI Du Pont de Nemours & Co.		77,500	3,395,275	2.56%
Southern Copper Corp.		99,000	2,750,220	2.07%
			8,823,619	6.65%
Telecommunication Services - 16.97%
AT&T, Inc.		84,300	2,597,283	1.96%
BT Group PLC - ADR (b)		60,700	2,010,384	1.52%
Chunghwa Telecom Co Ltd - ADR (b)		168,809	4,252,299	3.20%
Deutsche Telekom AG - ADR (b)		160,600	2,771,956	2.09%
Embarq Corp.		70,200	3,213,054	2.42%
Fairpoint Communications, Inc.		1,472	10,215	0.01%
France Telecom - ADR (b)		98,400	3,098,616	2.34%
Qwest Communications International		494,500	1,893,935	1.43%
Telefonica De Argentina (a)(b)Ω		1,200	0	0.00%
Verizon Communications, Inc.		78,100	2,658,524	2.00%
			22,506,266	16.97%
TOTAL COMMON STOCKS (Cost $168,381,342)			$130,901,336	98.71%
		Principal		% of
		Amount	Value	Net Assets
SHORT TERM INVESTMENTS - 1.06%
Variable Rate Demand Notes# - 1.06%
American Family Financial Services, Inc.
1.7635%		$1,399,582	$1,399,582	1.06%
Total Variable Rate Demand Notes (Cost $ 1,399,582)			1,399,582	1.06%
TOTAL SHORT TERM INVESTMENTS (Cost $1,399,582)			$1,399,582	1.06%
Total Investments (Cost $169,780,924) - 99.77%			$132,300,918	99.77%
Other Assets in Excess of Liabilities - 0.23%			317,369	0.23%
TOTAL NET ASSETS - 100.00%			$132,618,287	100.00%

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security
#	Variable rate demand notes are considered short-term obligations and are payable on demand.
Interest rates change periodically on specified dates. The rates listed are as of July 31, 2008.
Ω	Security is fair valued.
The cost basis of investments for federal income tax purposes at July 31, 2008 was as follows*:

	Cost of investments	$169,812,294
Gross unrealized appreciation		9,141,747
Gross unrealized depreciation		(46,653,123)
	Net unrealized depreciation	$(37,511,376)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Hennessy Mutual Funds, Inc.

By (Signature and Title)                      /s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date         9/18/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date         9/18/08

By (Signature and Title)*                   /s/ Teresa M. Nilsen
Teresa M. Nilsen,
Treasurer
(Principal Executive Officer)
Date         9/18/08